Income Taxes - Schedule of Deferred Income Tax (Details) - USD ($)	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Loss carry forwards	$ 1,690,582	$ 1,560,122	$ 1,296,301
Less - Valuation allowance	$ (1,690,582)	$ (1,560,122)	$ (1,296,301)
Deferred income tax assets